ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)	3 Months Ended					9 Months Ended
	Sep. 30, 2022 USD ($) a	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) property	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) a	Sep. 30, 2022 USD ($) a property	Dec. 31, 2021 USD ($)
Real Estate [Line Items]
Assets held-for-sale	$ 80,000					$ 80,000	$ 200,000
Liabilities held-for-sale	0					0	0
Number of held-for-sale assets sold			1	2
Actively marketed property	36,842,000					36,842,000	$ 50,364,000
Hawaii Land
Real Estate [Line Items]
Gain on asset sales	$ 700,000					$ 700,000
Actively marketed property		$ 1,600,000	$ 1,600,000	$ 1,600,000	$ 1,600,000
Area of land sold (in acres) | a	2,000				721,000	395
Actively marked property net book value	$ 100,000					$ 14,800,000
Legacy Dole
Real Estate [Line Items]
Held-for-sale assets acquired		11,500,000
Number of assets acquired considered held-for-sale | vessel				2
Actively marketed property acquired		52,200,000
Legacy Dole | Hawaii Land
Real Estate [Line Items]
Area of land (in acres) | a	4,865,000					4,865,000
Buildings in Europe
Real Estate [Line Items]
Assets held-for-sale	$ 2,800,000					$ 2,800,000
Number of held-for-sale assets sold | property						2
Gain on asset sales						$ 7,600,000
Later America Properties
Real Estate [Line Items]
Assets held-for-sale	$ 100,000	2,400,000	2,400,000	$ 2,400,000	$ 2,400,000	$ 100,000
Vessels
Real Estate [Line Items]
Assets held-for-sale		$ 8,700,000	$ 8,700,000	$ 8,700,000	$ 8,700,000